Vanguard® International Core Stock Fund
Schedule of Investments (unaudited)
As of December 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.7%)
Australia (4.1%)
	Rio Tinto Ltd.	246,695	22,843
	ANZ Group Holdings Ltd.	1,118,885	19,769
	Goodman Group	962,904	16,578
			59,190
Brazil (4.3%)
	Vale SA	1,319,400	20,898
	Telefonica Brasil SA	1,380,800	15,167
	BB Seguridade Participacoes SA	2,004,000	13,918
*	MercadoLibre Inc.	8,001	12,574
			62,557
Canada (6.1%)
*	Shopify Inc. Class A	289,764	22,559
	Barrick Gold Corp.	953,089	17,220
	Intact Financial Corp.	94,120	14,480
	Cenovus Energy Inc.	850,940	14,180
[1]	Nutrien Ltd.	248,931	14,024
	Enerplus Corp.	431,493	6,614
			89,077
China (7.3%)
	Tencent Holdings Ltd.	681,100	25,715
*	Trip.com Group Ltd.	411,400	14,769
	KE Holdings Inc. Class A	2,577,600	14,083
	BYD Co. Ltd. Class H	498,500	13,751
	Tsingtao Brewery Co. Ltd. Class A	1,121,871	11,825
	PICC Property & Casualty Co. Ltd. Class H	8,824,000	10,501
	ANTA Sports Products Ltd.	872,200	8,477
[2]	WuXi AppTec Co. Ltd. Class H	634,400	6,463
			105,584
Denmark (2.8%)
	Novo Nordisk A/S Class B	255,324	26,460
*	Genmab A/S	45,366	14,465
			40,925
Finland (0.9%)
	Nokia OYJ	3,796,173	12,929
France (3.9%)
	Engie SA	1,469,066	25,879
	Capgemini SE	73,270	15,313
	BNP Paribas SA	219,966	15,276
			56,468

		Shares	Market Value ($000)
Germany (8.4%)
	Siemens AG (Registered)	142,904	26,810
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	49,206	20,411
	adidas AG	96,333	19,575
	RWE AG	383,488	17,454
	Deutsche Post AG	275,105	13,617
	Commerzbank AG	1,057,989	12,575
	Beiersdorf AG	80,196	12,010
			122,452
Hong Kong (1.1%)
	AIA Group Ltd.	1,842,200	16,032
India (5.7%)
	Axis Bank Ltd.	1,358,114	17,974
	Larsen & Toubro Ltd.	372,391	15,770
	Mahindra & Mahindra Ltd.	599,749	12,456
	DLF Ltd.	1,426,278	12,438
	Bajaj Auto Ltd.	150,797	12,314
	ICICI Bank Ltd.	951,130	11,366
			82,318
Indonesia (0.9%)
	Bank Negara Indonesia Persero Tbk. PT	39,355,580	13,733
Ireland (0.9%)
	AIB Group plc	2,965,319	12,700
Italy (0.8%)
	FinecoBank Banca Fineco SpA	815,592	12,270
Japan (13.8%)
	Recruit Holdings Co. Ltd.	578,500	24,188
	Sony Group Corp.	253,500	23,989
	Tokyo Electron Ltd.	117,700	20,920
	ITOCHU Corp.	483,400	19,694
	Mitsui Fudosan Co. Ltd.	704,200	17,217
	KDDI Corp.	514,400	16,316
	Fujitsu Ltd.	102,500	15,426
	Otsuka Holdings Co. Ltd.	403,500	15,090
	Daito Trust Construction Co. Ltd.	129,200	14,954
	Nomura Holdings Inc.	2,707,352	12,193
	Panasonic Holdings Corp.	1,171,700	11,538
	Isuzu Motors Ltd.	717,000	9,192
			200,717
Mexico (1.2%)
	Wal-Mart de Mexico SAB de CV	4,171,000	17,579
Netherlands (6.2%)
	ASML Holding NV	44,463	33,565
*	AerCap Holdings NV	270,123	20,075
	Coca-Cola Europacific Partners plc	271,828	18,142
	Koninklijke Ahold Delhaize NV	620,898	17,864
			89,646
Norway (0.8%)
	Equinor ASA	388,171	12,302
Other (2.0%)
[3]	Vanguard FTSE Developed Markets ETF	600,417	28,760
Philippines (0.8%)
	BDO Unibank Inc.	4,924,600	11,602

		Shares	Market Value ($000)
Russia (0.0%)
*,4	Magnit PJSC	31,141	—
Saudi Arabia (0.9%)
	Saudi Awwal Bank	1,240,718	12,432
Singapore (1.1%)
	DBS Group Holdings Ltd.	615,800	15,573
South Korea (3.4%)
	Samsung Electronics Co. Ltd.	635,592	38,578
	SK Telecom Co. Ltd.	261,328	10,153
			48,731
Spain (3.2%)
	Industria de Diseno Textil SA	472,379	20,612
	Banco Bilbao Vizcaya Argentaria SA	1,833,491	16,711
	Repsol SA	639,486	9,486
			46,809
Sweden (2.8%)
	Volvo AB Class B	975,317	25,378
*	Spotify Technology SA	82,923	15,582
			40,960
Switzerland (2.1%)
	Novartis AG (Registered)	299,940	30,297
Taiwan (2.8%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	2,116,000	40,567
United Kingdom (10.4%)
	Shell plc	924,927	30,277
	AstraZeneca plc	189,876	25,612
	Glencore plc	3,675,611	22,094
	BAE Systems plc	1,490,139	21,092
	Standard Chartered plc	1,793,568	15,220
*	International Consolidated Airlines Group SA	7,345,926	14,494
	Haleon plc	3,098,414	12,686
*	Rolls-Royce Holdings plc	2,687,137	10,250
			151,725
Total Common Stocks (Cost $1,295,980)			1,433,935

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (2.0%)
Money Market Fund (2.0%)
[5,6]	Vanguard Market Liquidity Fund (Cost $29,267)	5.435%	292,717	29,266
Total Investments (100.7%) (Cost $1,325,247)				1,463,201
Other Assets and Liabilities—Net (-0.7%)				(9,678)
Net Assets (100%)				1,453,523
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $11,267,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2023, the aggregate value was $6,463,000, representing 0.4% of net assets.
3	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4	Security value determined using significant unobservable inputs.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $12,000,000 was received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.   Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of December 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	119,230	49,983	—	169,213
Common Stocks—Other	82,559	1,182,163	—	1,264,722
Temporary Cash Investments	29,266	—	—	29,266
Total	231,055	1,232,146	—	1,463,201

D.  Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Sep. 30, 2023 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Dec. 31, 2023 Market Value ($000)
Vanguard FTSE Developed Markets ETF	9,262	58,621	41,465	821	1,521	256	—	28,760
Vanguard Market Liquidity Fund	27,230	NA1	NA1	—	(2)	204	—	29,266
Total	36,492	58,621	41,465	821	1,519	460	—	58,026
1	Not applicable—purchases and sales are for temporary cash investment purposes.